As filed with the Securities and Exchange Commission on February 21, 2018

Registration No. 811-01136
Registration No. 002-19458

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	244	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	244	☒

(Check appropriate box or boxes)
GUGGENHEIM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
702 KING FARM BOULEVARD, SUITE 200, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)
Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Amy J. Lee, Chief Executive Officer and President 702 King Farm Boulevard Suite 200 Rockville, MD 20850	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on _____________ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on _____________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 244 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 244 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, and State of Maryland on the 21st day of February 2018.

GUGGENHEIM FUNDS TRUST (Registrant)
By:	AMY J. LEE
Amy J. Lee, Chief Executive Officer, President and Chief Legal Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 21st day of February 2018.

Randall C. Barnes
Trustee

Donald A. Chubb, Jr.
Trustee

Jerry B. Farley
Trustee

Roman Friedrich III
Trustee

Robert B. Karn III
Trustee

Ronald A. Nyberg
Trustee

Maynard F. Oliverius
Trustee

Ronald E. Toupin, Jr.
Trustee
GUGGENHEIM FUNDS TRUST
By:	AMY J. LEE
Amy J. Lee, Chief Executive Officer, President, Chief Legal Officer and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
By:	JOHN L. SULLIVAN
John L. Sullivan, Chief Financial Officer and Treasurer

EXHIBIT LIST
Exhibit Number              Exhibit:

EX-101.INS         XBRL Instance Document
EX-101.SCH         XBRL Taxonomy Extension Schema Document
EX-101.CAL         XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF         XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB         XBRL Taxonomy Extension Label Linkbase
EX-101.PRE         XBRL Taxonomy Extension Presentation Linkbase